UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

          Report for the Quarter Ended March 31, 1999.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Greenlight Capital, Inc.
Address:       420 Lexington Avenue, Suite 875
               New York, NY   11111

13F File Number:    28-7484

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeff Keswin
Title:         Co-President
Phone:         (212) 973-1900
Signature, Place, and Date of Signing:

      /s/ Jeff Keswin         New York, New York       May 12, 1999
      ---------------         ------------------       -------------

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I  AM  SIGNING  THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE  ACT  OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           25

Form 13F Information Table Value Total:           $126,004


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                           FORM 13F INFORMATION TABLE

                         TITLE                                                                            VOTING AUTHORITY
                           OF                 VALUE      SHARES/    SH/    PUT/   INVSTMT   OTHER     --------------------------
NAME OF ISSUER           CLASS    CUSIP     (X$1,000)    PRN AMT    PRN    CALL   DSCRETN  MANAGERS     SOLE    SHARED    NONE
--------------           -----   ---------  ---------   ----------  ---    ----  --------  ---------  --------  -------  -------
AMERICAN CAPITAL
 STRATEGIES              COM     024937104       940        54,900   SH            SOLE                 54,900
AGRIBRANDS INTL INC      COM     00849R105    29,992       912,300   SH            SOLE                912,300
AMERUS LIFE HOLDS INC    COM     030732101     2,465       102,700   SH            SOLE                102,700
AUSPEX SYS INC           COM     052116100    11,442     1,070,600   SH            SOLE              1,070,600
BNC MTG INC              COM     05561Y105     3,039       675,400   SH            SOLE                675,400
CENDANT CORP             COM     151313103     4,156       263,900   SH            SOLE                263,900
CONSOLIDATED FREIGHTWAYS COM     209232107    10,864       924,600   SH            SOLE                924,600
  CORP
CLARION CML HLDGS INC    CL A    18051W109     1,029       178,900   SH            SOLE                178,900
COMPDENT CORP            COM     20449F103       656        52,500   SH            SOLE                 52,500
EMCOR GROUP INC          COM     29084Q100     4,708       273,900   SH            SOLE                273,900
ENCAD INC                COM     292503109     1,163       216,400   SH            SOLE                216,400
FPIC INS GROUP INC       COM     302563101    10,736       258,700   SH            SOLE                258,700
FIRST SIERRA FINANCIAL   COM     335944104     1,724       191,500   SH            SOLE                191,500
  INC
GETTY RLTY CORP NEW      COM     374297109     7,505       600,400   SH            SOLE                600,400
LIFETIME HOAN CORP       COM     531926103       445        45,500   SH            SOLE                 45,500
LAZARE KAPLAN INTL INC   COM     521078105     1,475       214,600   SH            SOLE                214,600
M D C HLDGS INC          COM     552676108     1,103        76,700   SH            SOLE                 76,700
MERCER INTL INC          SH BEN  588056101     8,616     1,421,200   SH            SOLE              1,421,200
                         INT
NAM TAI ELECTRS INC      COM PAR 629865205       653        65,300   SH            SOLE                 65,300
                         $0.02
OPTI INC                 COM     683960108     2,292       403,000   SH            SOLE                403,000
OMEGA WORLDWIDE INC      COM     68210B108     2,016       537,700   SH            SOLE                537,700
LHS GROUP INC            PUT     501938954     1,459        93,000         PUT     SOLE                 93,000
SPLASH TECHNOLOGY HLDGS  COM     848623104     3,428       565,400   SH            SOLE                565,400
  INC
LONE STAR STEAKHOUSE     COM     542307103    11,302     1,102,600   SH            SOLE              1,102,600
  SALOON
UCBH HOLDINGS INC        COM     90262T308     2,796       203,333   SH            SOLE                203,333
